Summary of key assumptions used in calculations of value in use for CGUs (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Growth rate used to extrapolate cash flow projections	5.00%	5.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
EBITDA margin over next 5 years	7.50%	(21.90%)
Top of range [member]
IfrsStatementLineItems [Line Items]
EBITDA margin over next 5 years	25.00%	27.50%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	18.77%	17.41%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	20.10%	19.40%